Transfers of financial assets and servicing assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Servicing rights on whole loan sales, principal balance	$ 144,000,000	$ 147,000,000
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale	$ 3,200,000	$ 3,900,000
Weighted average mortgage servicing fees	0.30%	0.31%
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Liabilities Incurred	$ 0	$ 0
Sensitivity Analysis Of Fair Value Of Interests Continued To Be Held By Transfer or Servicing Assets Or Liabilities Description Of Objectives Methodology And Limitations	The sensitivity analyses presented in the table above for servicing rights are hypothetical and should be used with caution. As the figures indicate, changes in fair value based on a 10 and 20 percent variation in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the sensitivity tables included herein, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (for example, increases in market interest rates may result in lower prepayments and increased credit losses), which might magnify or counteract the sensitivities.
Mortgage loans related to buy-back option program	$ 29,506,225,000	29,588,430,000
Buy Back Option Program
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Repurchased loans	94,000,000	862,000,000
Mortgage loans related to buy-back option program	13,000,000	57,000,000
Loans with recourse
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	700,000,000	900,000,000
Principal amount 60 days or more past due	26,000,000	52,000,000
Residential Mortgage
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Securitization Financial Asset For Which Transfer Is Accounted As Sale Gain Loss On Sale	18,400,000	27,300,000
Mortgage loans related to buy-back option program	1,600,000,000	1,800,000,000
Serviced mortgage loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Loans serviced	12,100,000,000	12,900,000,000
Serviced mortgage loans | Loans with recourse
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Repurchased loans	$ 19,000,000	$ 161,000,000